Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities	4 Months Ended
Dec. 31, 2020 USD ($)
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Initial measurement on September 8, 2020	$ 327,600
Change in valuation inputs or other assumptions	1,058,400
Fair value as of December 31, 2020	1,386,000
Public [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Initial measurement on September 8, 2020	13,265,297
Change in valuation inputs or other assumptions	13,186,631
Fair value as of December 31, 2020	26,451,928
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Initial measurement on September 8, 2020	13,592,897
Change in valuation inputs or other assumptions	14,245,031
Fair value as of December 31, 2020	$ 27,837,928